May 5, 2000




VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C. 20549

         Re:      Transamerica Investors, Inc.
                  Post-Effective Amendment No. 15
                  File Nos.  33-90888 and 811-9010

Dear Commissioners:

On behalf of Transamerica Investors Fund, Inc., (the "Fund"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information ("SAI") for the Investor Class Series offered by the Fund otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the form of Prospectus and SAI contained in the Form N-1A registration statement for the Fund (the "Registration Statement"), which was filed electronically with the Securities and Exchange Commission on April 28, 2000, via EDGARLINK.

Sincerely,



Regina M. Fink
Counsel to Transamerica Investors, Inc.